Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,875,000
Previously Paid Amount	0.00
Total Fee Amount	1,087.54
Total Offset Amount	0.00
Net Fee	1,087.54
Narrative - Max Aggregate Offering Price	$ 7,875,000
Final Prospectus	true